Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 10,803	€ 11,178
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	4,424	4,424
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	2,922	3,297
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	0	0
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 3,457	€ 3,457